Supplementary Financial Statements Information (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Raw materials and subassemblies	$ 2,252	$ 1,628
Work in process	123	297
Finished products	1,272	1,434
Inventories	$ 3,647	$ 3,359